SIGNIFICANT ACCOUNTING POLICIES - Debt exchange (Details)	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Difference in present value of discounted cash flows of new debt instruments as a percentage of the original debt instrument	10.00%